FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a)
or fiscal year ending: 12/31/2015 (b)

Is this a transition report?        (Y/N) :                             N
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Y/N
Is this an amendment to a previous filing?         (Y/N) :                         N
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Y/N

Those items or sub-items with a box " [ / ] " after the item number should be completed only if the answer has changed from the previous filing on this form.
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1. A. Registrant Name: Separate Account B of Voya Insurance and Annuity Company

B. File Number: 811-05626

C. Telephone Number: 770-980-5386

2. A. Street: 1475 Dunwoody Drive

B. City: West Chester     C. State: PA    D. Zip Code: 19380    Zip Ext: 1478

E. Foreign Country:             Foreign Postal Code:

3. Is this the first filing on this form by Registrant?    (Y/N)                         N
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Y/N

4. Is this the last filing on this form by Registrant?     (Y/N)                        N
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Y/N

5. Is Registrant a small business investment company (SBIC)?        (Y/N)                  N
[If answer is "Y" (Yes), complete only items 89 through 110.]                  -----------
Y/N

6. Is Registrant a unit investment trust (UIT)?     (Y/N)                         Y
[If answer is "Y" (Yes) complete only items 111 through 133.]      -----------
Y/N

7. A. Is Registrant a series or multiple portfolio company?     (Y/N)                     N
[If answer is "N" (No), go to item 8.]                              -----------
Y/N

B. How many separate series or portfolios did Registrant have at the end of the period?
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For Period ending    12/31/2015                            If filing more than one
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File number 811-        05626                                ----------------------------
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UNIT INVESTMENT TRUSTS

111. A.     [ / ]    Depositor Name:

B.     [ / ]     File Number (If any):

C.     [ / ]     City:         State:         Zip Code:         Zip Ext.:

    [ / ]    Foreign Country:            Foreign Postal Code:

112. A.     [ / ]     Sponsor Name:

B.     [ / ]     File Number (If any):

C.     [ / ]    City:         State:         Zip Code:        Zip Ext.:

    [ / ]     Foreign Country:            Foreign Postal Code:

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For Period ending    12/31/2015                            If filing more than one
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File number 811-        05626                                ----------------------------
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113. A.    [ / ]    Trustee Name:

B.    [ / ]     City:         State:         Zip Code:        Zip Ext.:

    [ / ]    Foreign Country:            Foreign Postal Code:

114. A.    [ / ]     Principal Underwriter Name:

B.    [ / ]     File Number:

C.    [ ]    City: Windsor        State: CT    Zip Code: 06095        Zip Ext.:

    [ / ]     Foreign Country:            Foreign Postal Code:

115. A.    [ / ]    Independent Public Accountant Name:

B.    [ / ]    City:         State:         Zip Code:         Zip Ext.:

    [ / ]     Foreign Country:            Foreign Postal Code:

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For Period ending    12/31/2015                            If filing more than one
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File number 811-        05626                                ----------------------------
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116. Family of investment companies information:

A.    [ / ] Is Registrant part of a family of investment companies? (Y/N)

B.    [ / ] Identify the family in 10 letters:

(NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.    [ / ] Is Registrant a separate account of an insurance company? (Y/N)

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

B.    [ / ] Variable annuity contracts? (Y/N)

C.    [ / ] Scheduled premium variable life contracts? (Y/N)

D.    [ / ] Flexible premium variable life contracts? (Y/N)

E.    [ / ] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118.     [ / ] State the number of series existing at the end of the period that had securities registered under the Securities Act of             1933

119.     [ / ] State the number of new series for which registration statements under the Securities Act of 1933 became effective        during the period

120.     [ / ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119            ($000’s omitted)

121.     [ / ] State the number of series for which a current prospectus was in existence at the end of the period

122.     [ / ] State the number of existing series for which additional units were registered under the Securities Act of 1933            during the current period

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For Period ending    12/31/2015                            If filing more than one
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File number 811-        05626                                ----------------------------
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123.    [ / ] State the total value of the additional units considered in answering item 122 ($000’s omitted)
$ 0
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124.    [ / ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the            current period (the value of these units is to be measured on the date they were placed in the subsequent series)            ($000’s omitted)
$ 0
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125.    [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by            Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during        the current period solely from the sale of units of all series of Registrant ($000’s omitted)
$ 321,978
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126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market            operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the            portfolio of a subsequent series.) ($000’s omitted)
$ 0
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127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based            upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or        near the end of the current period of each such group of series and the total income distributions made by each such            group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A. U.S. Treasury direct issue	—	$—	$—
B. U.S Government agency	—	$—	$—
C. State and municipal tax-free	—	$—	$—
D. Public utility debt	—	$—	$—
E. Brokers or dealers debt or debt of brokers’ or dealers’ parent	—	$—	$—
F. All other corporate intermed. and long-term debt	—	$—	$—
G. All other corporate short-term debt	—	$—	$—
H. Equity securities of brokers or dealers or parents of brokers or dealers	—	$—	$—
I. Investment company equity securities	—	$—	$—
J. All other equity securities	1	$33,070,961	$—
K. Other securities	—	$—	$—
L. Total assets of all series of Registrants	1	33,070,961	$—

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For Period ending    12/31/2015                            If filing more than one
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File number 811-        05626                                ----------------------------
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128.    [ / ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series        at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

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Y/N
[If answer is "N" (No), go to item 131.]

129.    [ / ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at        the end of the current period? (Y/N)

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Y/N

    [If answer is "N" (No), go to item 131.]

130.    [ / ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in            item 129 derived from insurance or guarantees? (Y/N)
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Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)
$ 621,388
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132.    [ / ] List of "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being             included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

This report is signed by the depositor on behalf of the registrant (or depositor or trustee) in the City of Atlanta and State of Georgia on the 24th day of February 2016.

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Voya Insurance and Annuity Company

Witness: /s/ Rebecca Leachman                    By: /s/ Joseph Horan
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Rebecca Leachman                     Joseph Horan
Senior Financial Analyst                 Vice President and Deputy Corporate Controller
Financial Reporting                      US GAAP Reporting
Finance Shared Services                 Voya Insurance and Annuity Company
Voya Financial, Inc.